Income tax benefit (expense) - Effective income tax rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before tax	$ 872,722	$ 864,036	$ 206,055
Tax at domestic rate	(218,181)	(216,009)	(51,514)
Losses not subject to tax	(2,879)	0	0
Tax exempt profit / loss	(502)	(4,535)	2,642
Tax adjustments for previous years	1,979	7	57
Loss for which no DTA has been recognized	28,686	7,586	4,481
Non-deductible expenses	(7,605)	(1,602)	(315)
Use of previously unrecognized tax losses and tax credits	0	5,283	4,431
Effect of Tonnage Tax regime	185,784	195,768	40,670
Effect of share of profit of equity-accounted investees	94	(5)	4,389
Effects of tax regimes in foreign jurisdictions	10,731	7,498	(7,645)
Total tax benefit/(expense)	$ (1,893)	$ (6,009)	$ (2,804)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Tax at domestic rate (as a percent)	(25.00%)	(25.00%)	(25.00%)
Total taxes (as a percent)	(0.22%)	(0.70%)	(1.36%)